Quarterly Information (Unaudited) (Parenthetical) (Detail) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2013 Imposed Fine USD ($)	Mar. 31, 2013 Imposed Fine EUR (€)
Quarterly Financial Information [Line Items]
Fine imposed by the European Commission						$ 733	€ 561
Decrease in diluted earnings per share arising from EU fine						$ 0.09
Surface RT inventory adjustments	596		596
Decrease in diluted earnings per share arising from Surface RT inventory adjustments	$ 0.07
Goodwill impairment		$ 6,193	$ 0	$ 6,193	$ 0
Decrease in diluted earnings per share arising from goodwill impairment		$ 0.73